Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 217,129,737.30
Total Fee Amount	29,985.61
Total Offset Amount	0.00
Net Fee	$ 29,985.61
Offering Table N/A
Offset Table N/A	N/A